Right-of-Use assets - Summary of right of use assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 16,420
Ending balance		18,870	$ 249	₨ 16,420
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		25,770		22,689
Additions		8,066		6,334
Additions through Business combinations		2,956		436
Disposals		(6,189)		(3,760)
Translation adjustment		83		71
Ending balance		30,686		25,770
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,082		2,003
Additions		15		79
Disposals		(819)
Ending balance		1,278		2,082
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		18,844		15,624
Additions		7,517		5,323
Additions through Business combinations		2,920		352
Disposals		(3,360)		(2,503)
Translation adjustment		72		48
Ending balance		25,993		18,844
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	3,918		4,236
Additions	[1]	429		770
Disposals	[1]	(1,861)		(1,103)
Translation adjustment	[1]	25		15
Ending balance	[1]	2,511		3,918
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		926		826
Additions		105		162
Additions through Business combinations		36		84
Disposals		(149)		(154)
Translation adjustment		(14)		8
Ending balance		904		926
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		9,350		5,941
Depreciation		6,709		6,265
Disposals		(4,327)		(2,845)
Translation adjustment		84		(11)
Ending balance		11,816		9,350
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		55		27
Depreciation		24		28
Disposals		(21)
Ending balance		58		55
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,703		3,928
Depreciation		5,572		4,487
Disposals		(2,667)		(1,703)
Translation adjustment		68		(9)
Ending balance		9,676		6,703
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,157		1,721
Depreciation	[1]	849		1,465
Disposals	[1]	(1,518)		(1,023)
Translation adjustment	[1]	24		(6)
Ending balance	[1]	1,512		2,157
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		435		265
Depreciation		264		285
Disposals		(121)		(119)
Translation adjustment		(8)		4
Ending balance		₨ 570		₨ 435

[1]	Including net carrying value of computer equipment amounting to ₹ 8 and ₹ 6 as at March 31, 2021 and 2022, respectively.